Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets
Schedule of intangible assets

		Computer	Medical
	Goodwill	software	licenses	Tradenames	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended 31 December 2018
Opening net book amount	50,564	649	1,820	8,770	61,803
Additions	—	3,233	—	—	3,233
Business combination (Note 30)	4,487	45	—	1,130	5,662
Disposal of subsidiaries (Note 31)	(572)	(19)	—	—	(591)
Amortisation	—	(283)	(1,641)	(471)	(2,395)
Closing net book amount	54,479	3,625	179	9,429	67,712
At 31 December 2018
Cost	58,372	6,389	23,606	9,900	98,267
Accumulated amortisation	(3,893)	(2,764)	(23,427)	(471)	(30,555)
Net book amount	54,479	3,625	179	9,429	67,712
Year ended 31 December 2019
Opening net book amount	54,479	3,625	179	9,429	67,712
Additions	—	6,886	—	—	6,886
Business combination (Note 30)	61,534	—	—	43,470	105,004
Disposal of subsidiaries (Note 31)	(367)	(16)	—	—	(383)
Amortisation	—	(974)	(179)	(2,183)	(3,336)
Impairment loss	(1,405)	—	—	—	(1,405)
Translation adjustments	939	—	—	—	939
Closing net book amount	115,180	9,521	—	50,716	175,417
At 31 December 2019
Cost	116,585	13,189	11,178	53,370	194,322
Accumulated amortisation	(1,405)	(3,668)	(11,178)	(2,654)	(18,905)
Net book amount	115,180	9,521	—	50,716	175,417

Schedule of estimated growth rates used for cash flow projections

	2018	2019
Annual compound revenue growth rate	5.0% ~ 26.6%	6.0% ~ 17.9%
Annual gross profit ratio	67.4% ~ 69.2%	45.9% ~ 76.6%
Discount rate	16.5% ~ 19.0%	16.0% ~ 17.1%